CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net income attributable to equity holders of Sanofi		€ 9,281	€ 1,050	€ 2,806
Net (income)/loss of the exchanged/held-for-exchange Animal Health business		0	0	101
Non-controlling interests	[1]	20	15	31
Share of undistributed earnings from investments accounted for using the equity method		(327)	(82)	(192)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		2,013	3,779	7,452
Gains and losses on disposals of non-current assets, net of tax	[2]	(177)	(63)	(286)
Net change in deferred taxes		(296)	(818)	(1,753)
Net change in non-current provisions and other non-current liabilities	[3]	317	(27)	58
Cost of employee benefits (stock options and other share-based payments)		168	131	252
Impact of the workdown of acquired inventories remeasured at fair value		36	3	3
Other profit or loss items with no cash effect		155	(12)	(309)
Operating cash flow before changes in working capital and excluding the exchanged/held-for-exchange Animal Health business		4,320	3,976	8,163
(Increase)/decrease in inventories		(1,023)	(934)	(547)
(Increase)/decrease in accounts receivable		516	90	(462)
Increase/(decrease) in accounts payable		(325)	(49)	169
Net change in other current assets and other current liabilities		438	96	421
Net cash provided by/(used in) operating activities excluding the exchanged/held-for-exchange Animal Health business	[4]	3,926	3,179	7,744
Acquisitions of property, plant and equipment and intangible assets		(682)	(841)	(1,816)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[5]	(2,360)	(134)	(488)
Acquisitions of other equity investments		(17)	(24)	(38)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[6]	709	867	1,224
Net change in other non-current assets		(87)	(33)	(94)
Net cash provided by/(used in) investing activities excluding the exchanged/held-for-exchange Animal Health business		8,075	(165)	(1,212)
Net cash inflow/(outflow) from the exchange of the Animal Health business for BI’s Consumer Healthcare business		0	0	154
Issuance of Sanofi shares		38	58	162
Dividends paid to shareholders of Sanofi		(3,937)	(3,834)	(3,834)
Dividends paid to non-controlling interests	[1]	(4)	(9)	(14)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		0	0	(7)
Additional long-term debt contracted		2,014	1,994	1,997
Repayments of long-term debt		(3,954)	(1,261)	(2,067)
Repayment of lease liabilities		(121)	(135)	(267)
Net change in short-term debt		923	(13)	(154)
Acquisitions of treasury shares		(361)	(12)	(9)
Disposals of treasury shares		0	3	0
Net cash provided by/(used in) financing activities excluding the exchanged/held-for-exchange Animal Health business		(5,402)	(3,209)	(4,193)
Impact of exchange rates on cash and cash equivalents		(57)	12	9
Net change in cash and cash equivalents		6,542	(183)	2,502
Cash and cash equivalents, beginning of period		9,427	6,925	6,925
Cash and cash equivalents, end of period		15,969	6,742	9,427
Regeneron
Condensed Cash Flow Statements, Captions [Line Items]
Gain on Regeneron investment arising from transaction of May 29, 2020, net of tax		(6,870)	0	0
Proceeds from sale of Regeneron shares on May 29, 2020, net of transaction-related costs	[7]	€ 10,512	€ 0	€ 0

[1]	See Note C.2. to the financial statements for the year ended December 31, 2019
[2]	Includes non-current financial assets.
[3]	This line item includes contributions paid to pension funds (see Note B.12.).
[4]	Of which:

▪Income tax paid	(383)	(724)	(1,695)
▪Interest paid	(174)	(202)	(379)
▪Interest received	29	56	92
▪Dividends received from non-consolidated entities	—	1	—

[5]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.
[6]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For the six months ended June 30, 2019 and the year ended December 31, 2019 it includes the divestment of Sanofi’s entire equity interests in Alnylam for €706 million and MyoKardia for €118 million. Net after-tax proceeds from disposals in the six months ended June 30, 2020 mainly relate to (i) the sale of operations relating to the Seprafilm product to Baxter for €313 million; (ii) the divestment of some established prescription products for €105 million; and (iii) contingent consideration of €167 million relating to a past divestment.
[7]	The amount recognized as of June 30, 2020 does not include the effects of the tax arising on the transaction, which will be paid in the second half of the year and is estimated at approximately €400 million.